Related party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions
Related Party Transactions
18.	Related Party Transactions

Starting in 2018, the Company entered into certain partnership agreements with NBCU, an investor. The Company recognized revenue from NBCU of $0.8 million and $1.3 million for the three and nine months ended September 30, 2021, respectively, as compared to $0.7 million and $2.5 million for the three and nine months ended September 30, 2020, respectively. The Company recognized expenses under contractual obligations from NBCU of $0.3 million and $0.7 million for the three and nine months ended September 30, 2021, respectively, compared to $nil and $0.1 million for the three and nine months ended September 30, 2020, respectively. The Company had outstanding balances payable to NBCU of $0.1 million and $nil as of September 30, 2021 and December 31, 2020, respectively and no outstanding balances receivable from NBCU as of September 30, 2021 or December 31, 2020.

In September 2018, the Company invested $1.8 million in the equity of a private company. At the time of investment, an executive of BuzzFeed was the controlling shareholder of the investee. Effective August 26, 2019 the Company and the former executive entered into a consultancy arrangement whereby the Company engaged the former executive to provide advice and counsel. The agreement expired on March 31, 2020. The Company earned revenue under an agreement with the investee of $0.1 million and $0.5 million for the three and nine months ended September 30, 2021 compared to $1.0 million and $2.3 million for the three and nine months ended September 30, 2020. The Company had outstanding receivable balances of $0.9 million and $0.9 million from the investee as of September 30, 2021 and December 31, 2020, respectively. Additionally, the Company has guaranteed a lease of the investee. Refer to Note 16 for further details.

17.	Related Party Transactions

In 2018, 2019 and 2020, the Company entered into certain partnership agreements with NBCUniversal Media, LLC (“NBCU”), an investor. The Company recognized revenue from NBCU of $3.6 million, $9.9 million and $13.5 million for the years ended December 31, 2020, 2019 and 2018, respectively. The Company recognized expenses under contractual obligations from NBCU of $0.8 million, $0.7 million, and $nil for the years ended December 31, 2020, 2019 and 2018, respectively. The Company had outstanding receivable balances of $nil and $0.5 million from NBCU as of December 31, 2020 and 2019, respectively.

In September 2018, the Company invested $1.8 million in the equity of a private company. At the time of investment, an executive of BuzzFeed was the controlling stockholder of the investee. Effective August 26, 2019 the Company and the former executive entered into a consultancy arrangement whereby the Company engaged the former executive to provide advice and counsel. During the year ended December 31, 2019, the Company incurred $0.4 million in respect of such consultancy charges. The agreement expired on March 31, 2020. The Company earned revenue under an agreement with the investee of $1.4 million during the year ended December 31, 2020, and incurred costs under contractual obligations from the investee of $0.2 million, $2.0 million, and $nil for the years ended December 31, 2020, December 31, 2019, and December 31, 2018, respectively. These costs are included in the consolidated statements of operations in cost of revenue. The Company had outstanding receivable balances of $0.9 million and $nil from the investee as of December 31, 2020 and 2019, respectively. Additionally, the Company has guaranteed a lease of the investee. Refer to Note 12 for further details.